Stock Awards (Details) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Scenario, Forecast [Member] Chief Executive Officer [Member] 2008 Plan [Member]	Mar. 31, 2014 Chief Executive Officer [Member] 2008 Plan [Member]	Mar. 31, 2014 2008 Plan [Member]	Dec. 31, 2013 2008 Plan [Member]	Mar. 31, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]
Stock Awards (Details) [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Exercisable Period							7 years	7 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum							50.00%	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years		4 years	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 3.72	$ 8.21
Share Price (in Dollars per share)	$ 2.00	$ 5.96	$ 2.00	$ 2.98	$ 1.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 396,304	$ 334,650
Share-based Compensation	71,874	104,802	321,223	387,892
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	178,156		240,992
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 102 days		1 year 171 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	644
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in Shares)					3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)					850,000
Share Based Compensation to be Charged in Next Three Months						$ 800,000